Exhibit 99.1

World Omni Auto Receivables Trust 2010-A

Monthly Servicer Certificate

March 31, 2011

Dates Covered
Collections Period	03/01/11 - 03/31/11
Interest Accrual Period	03/15/11 - 04/14/11
30/360 Days	30
Actual/360 Days	31
Distribution Date	04/15/11

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 02/28/11	581,388,228.59	44,327
Yield Supplement Overcollateralization Amount at 02/28/11	29,815,256.48	0

Receivables Balance at 02/28/11	611,203,485.07	44,327
Principal Payments	25,797,715.63	1,308
Defaulted Receivables	596,504.72	37
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 03/31/11	28,081,348.80	0

Pool Balance at 03/31/11	556,727,915.92	42,982

Pool Statistics	$ Amount	# of Accounts
Initial Receivables Balance	994,736,679.50	64,112

Delinquent Receivables:
Past Due 31-60 days	3,740,403.07	390
Past Due 61-90 days	977,543.52	74
Past Due 91 + days	133,409.96	13

Total	4,851,356.55	477

Total 31+ Delinquent as % Ending Pool Balance	0.87%

Recoveries	493,550.80

Aggregate Net Losses - March 2011	102,953.92

Overcollateralization Target Amount	33,403,674.96
Actual Overcollateralization	33,403,674.96

Weighted Average APR	4.49%
Weighted Average APR, Yield Adjusted	7.55%
Weighted Average Remaining Term	43.70

Flow of Funds	$ Amount

Collections	28,512,901.97
Advances	(5,388.77)
Investment Earnings on Cash Accounts	3,628.41
Servicing Fee	(509,336.24)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00

Available Funds	28,001,805.37

Distributions of Available Funds
(1) Class A Interest	678,005.27
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	81,334.80
(4) Second Priority Principal Distributable Amount	0.00
(5) Required Reserve Account	0.00
(6) Noteholders’ Principal Distributable Amount	23,180,693.91
(7) Distribution to Certificateholders	4,061,771.39
(8) Remaining Amounts	0.00

Total Distributions of Available Funds	28,001,805.37

Servicing Fee	509,336.24
Unpaid Servicing Fee	—

Note Balances & Note Factors	$ Amount

Original Class A	885,106,000.00
Original Class B	31,896,000.00

Total Class A & B
Note Balance @ 03/15/11	546,504,934.87
Principal Paid	23,180,693.91
Note Balance @ 04/15/11	523,324,240.96

Class A-1
Note Balance @ 03/15/11	0.00
Principal Paid	0.00
Note Balance @ 04/15/11	0.00
Note Factor @ 04/15/11	0.0000000%

Class A-2
Note Balance @ 03/15/11	75,502,934.87
Principal Paid	23,180,693.91
Note Balance @ 04/15/11	52,322,240.96
Note Factor @ 04/15/11	26.5595132%

Class A-3
Note Balance @ 03/15/11	241,000,000.00
Principal Paid	0.00
Note Balance @ 04/15/11	241,000,000.00
Note Factor @ 04/15/11	100.0000000%

Class A-4
Note Balance @ 03/15/11	198,106,000.00
Principal Paid	0.00
Note Balance @ 04/15/11	198,106,000.00
Note Factor @ 04/15/11	100.0000000%

Class B
Note Balance @ 03/15/11	31,896,000.00
Principal Paid	0.00
Note Balance @ 04/15/11	31,896,000.00
Note Factor @ 04/15/11	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	759,340.07
Total Principal Paid	23,180,693.91

Total Paid	23,940,033.98

Class A-1
Coupon	0.23262%
Interest Paid	0.00
Principal Paid	0.00

Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.70000%
Interest Paid	44,043.38
Principal Paid	23,180,693.91

Total Paid to A-2 Holders	23,224,737.29

Class A-3
Coupon	1.34000%
Interest Paid	269,116.67
Principal Paid	0.00

Total Paid to A-3a Holders	269,116.67

Class A-4
Coupon	2.21000%
Interest Paid	364,845.22
Principal Paid	0.00

Total Paid to A-4 Holders	364,845.22

Class B
Coupon	3.06000%
Interest Paid	81,334.80
Principal Paid	0.00

Total Paid to B Holders	81,334.80

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.8280681
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	25.2787823

Total Distribution Amount	26.1068504

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000

Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.2235705
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	117.6684970

Total A-2 Distribution Amount	117.8920675

A-3 Interest Distribution Amount	1.1166667
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000

Total A-3 Distribution Amount	1.1166667

A-4 Interest Distribution Amount	1.8416667
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000

Total A-4 Distribution Amount	1.8416667

B Interest Distribution Amount	2.5500000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000

Total B Distribution Amount	2.5500000

Noteholders’ First Priority Principal Distributable Amount	0.00
Noteholders’ Second Priority Principal Distributable Amount	0.00
Noteholders’ Principal Distributable Amount	1,000.00

Account Balances	$ Amount

Advances
Balance as of 02/28/11	47,222.41
Balance as of 03/31/11	41,833.64
Change	(5,388.77)

Reserve Account
Balance as of 03/15/11	2,345,271.93
Investment Earnings	303.67
Investment Earnings Paid	(303.67)
Deposit/(Withdrawal)	—
Balance as of 04/15/11	2,345,271.93
Change	—

Required Reserve Amount	2,345,271.93